UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	82,243	$5,568,674
United Technologies Corp.	113,000	13,341,910

		$18,910,584

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	134,430	$11,664,491

		$11,664,491

Banks — 15.1%
Bank of America Corp.	233,970	$6,661,126
Citigroup, Inc.	81,079	5,226,352
JPMorgan Chase & Co.	345,410	35,749,935
KeyCorp	669,553	11,027,538
PNC Financial Services Group, Inc. (The)	142,029	17,422,697
U.S. Bancorp	237,562	12,153,672
Wells Fargo & Co.	386,390	18,898,335

		$107,139,655

Beverages — 0.2%
Constellation Brands, Inc., Class A	10,223	$1,775,326

		$1,775,326

Building Products — 1.1%
A.O. Smith Corp.	160,667	$7,689,523

		$7,689,523

Capital Markets — 2.8%
Ameriprise Financial, Inc.	32,971	$4,174,129
Charles Schwab Corp. (The)	332,667	15,558,835

		$19,732,964

Chemicals — 1.6%
DowDuPont, Inc.	218,346	$11,749,198

		$11,749,198

Consumer Finance — 1.4%
American Express Co.	59,190	$6,078,813
Discover Financial Services	53,429	3,605,923

		$9,684,736

Containers & Packaging — 2.2%
Ball Corp.	203,965	$10,663,290
Packaging Corp. of America	55,675	5,251,266

		$15,914,556

Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	462,890	$25,486,723

		$25,486,723

Security	Shares	Value
Electric Utilities — 3.8%
NextEra Energy, Inc.	151,637	$27,139,990

		$27,139,990

Electrical Equipment — 0.8%
Rockwell Automation, Inc.	33,916	$5,749,440

		$5,749,440

Electronic Equipment, Instruments & Components — 0.7%
FLIR Systems, Inc.	103,993	$5,083,178

		$5,083,178

Entertainment — 0.2%
Walt Disney Co. (The)	15,247	$1,700,346

		$1,700,346

Equity Real Estate Investment Trusts (REITs) — 4.8%
AvalonBay Communities, Inc.	61,622	$11,888,116
Boston Properties, Inc.	59,105	7,794,176
Mid-America Apartment Communities, Inc.	42,931	4,348,052
Simon Property Group, Inc.	54,180	9,867,262

		$33,897,606

Food Products — 4.2%
McCormick & Co., Inc.(1)	72,619	$8,978,613
Mondelez International, Inc., Class A	184,381	8,529,465
Nestle SA	138,900	12,109,841

		$29,617,919

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	61,563	$4,462,702
Boston Scientific Corp.(2)	239,134	9,122,962
Stryker Corp.	58,093	10,315,574

		$23,901,238

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	54,654	$14,767,511

		$14,767,511

Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc., Class A	15,724	$1,800,870

		$1,800,870

Household Durables — 0.6%
D.R. Horton, Inc.	108,684	$4,178,900

		$4,178,900

Household Products — 0.6%
Procter & Gamble Co. (The)	46,913	$4,525,697

		$4,525,697

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	83,731	$12,026,284

		$12,026,284

Insurance — 2.2%
Prudential Financial, Inc.	83,332	$7,678,211
Travelers Cos., Inc. (The)	64,030	8,038,326

		$15,716,537

Security	Shares	Value
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(2)	9,050	$10,189,304
Alphabet, Inc., Class C(2)	8,199	9,153,118

		$19,342,422

IT Services — 0.8%
Visa, Inc., Class A(1)	44,697	$6,034,542

		$6,034,542

Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	81,604	$20,047,655

		$20,047,655

Multi-Utilities — 3.2%
CMS Energy Corp.	68,853	$3,589,996
Sempra Energy	162,537	19,013,578

		$22,603,574

Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	147,810	$16,946,416
ConocoPhillips	217,851	14,746,334
EOG Resources, Inc.	125,646	12,464,083
Exxon Mobil Corp.	249,154	18,258,005
Occidental Petroleum Corp.	44,024	2,939,923
Phillips 66	109,182	10,417,055

		$75,771,816

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	94,712	$12,920,611

		$12,920,611

Pharmaceuticals — 8.0%
Eli Lilly & Co.	128,396	$15,389,545
Johnson & Johnson	151,536	20,166,411
Merck & Co., Inc.	167,049	12,433,457
Zoetis, Inc.	101,295	8,727,577

		$56,716,990

Road & Rail — 1.1%
Union Pacific Corp.	50,876	$8,092,845

		$8,092,845

Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	258,430	$12,177,222
QUALCOMM, Inc.(1)	169,860	8,411,467

		$20,588,689

Software — 0.9%
Microsoft Corp.	30,330	$3,167,362
Oracle Corp.	62,474	3,138,069

		$6,305,431

Specialty Retail — 3.6%
Home Depot, Inc. (The)	81,060	$14,876,942
Tiffany & Co.	79,703	7,072,047
TJX Cos., Inc. (The)	68,155	3,389,348

		$25,338,337

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	90,487	$15,060,656

		$15,060,656

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(2)	44,346	$6,554,782
Tapestry, Inc.	98,212	3,801,787

		$10,356,569

Total Common Stocks (identified cost $371,825,904)		$709,033,409

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(3)	1,566,488	$1,566,488

Total Short-Term Investments (identified cost $1,566,488)		$1,566,488

Total Investments — 99.9% (identified cost $373,392,392)		$710,599,897

Other Assets, Less Liabilities — 0.1%		$906,304

Net Assets — 100.0%		$711,506,201

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at January 31, 2019. The aggregate market value of securities on loan at January 31, 2019 was $22,109,278 and the total market value of the collateral received by the Portfolio was $22,744,761, comprised of U.S. Government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $7,888.

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$46,529,491	$—		$—	$46,529,491
Consumer Discretionary	41,674,676	—		—	41,674,676
Consumer Staples	36,729,712	12,109,841		—	48,839,553
Energy	75,771,816	—		—	75,771,816
Financials	152,273,892	—		—	152,273,892
Health Care	115,433,394	—		—	115,433,394
Industrials	64,133,167	—		—	64,133,167
Information Technology	53,072,496	—		—	53,072,496
Materials	27,663,754	—		—	27,663,754
Real Estate	33,897,606	—		—	33,897,606
Utilities	49,743,564	—		—	49,743,564
Total Common Stocks	$696,923,568	$12,109,841	*	$—	$709,033,409
Short-Term Investments	$—	$1,566,488		$—	$1,566,488
Total Investments	$696,923,568	$13,676,329		$—	$710,599,897

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019